Fair Value Measurements of Company's Long-Term Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value		¥ 147,800
Long-term investment - cost method investment, Fair Value		164,304
Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value		152,960
Long-term investment - cost method investment, Fair Value		154,168
Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	¥ 121,671	205,500
Long-term investment - held-to-maturity, Fair Value	144,086	223,342
Significant Other Observable Inputs (Level 2) | Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	¥ 144,086	223,342
Significant Unobservable Inputs (Level 3) | Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value		164,304
Significant Unobservable Inputs (Level 3) | Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value		¥ 154,168